Consolidated Statements of Operations - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales (Note 19)	€ 649,880	€ 432,427
Cost of sales	364,820	236,531
Gross profit	285,060	195,896
Operating expenses (Note 20)
Research and development (Note 20.1)	141,804	143,806
Sales and marketing (Note 20.2)	605,120	203,277
General and administrative (Note 20.3)	2,654,723	1,067,986
Total operating expenses	3,401,647	1,415,069
Operating loss	(3,116,587)	(1,219,173)
Other expenses, net (Notes 21 and 22)	(2,210,921)	(1,902,870)
Net loss before taxes	(5,327,508)	(3,122,043)
Provision (benefit) for income taxes (Note 11)		125,523
Net loss and comprehensive loss	€ (5,327,508)	€ (3,247,566)
Basic loss per ordinary share:	€ (0.81)	€ (0.50)
Weighted average ordinary shares outstanding:	6,552,558	6,552,558